Cover	Dec. 31, 2026	May 07, 2026
Document Information [Line Items]
Document Type		8-K
Document Period End Date		May 07, 2026
Entity Registrant Name		CLEARWATER PAPER CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		001-34146
Entity Tax Identification Number		20-3594554
Entity Address, Address Line One		601 West Riverside,
Entity Address, Address Line Two		Suite 300
Entity Address, Postal Zip Code		99201
Entity Address, State or Province		WA
Entity Address, City or Town		Spokane,
City Area Code		(509
Local Phone Number		344-5900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		CLW
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001441236
Current Fiscal Year End Date	--12-31
Amendment Flag		false